Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Schedule of expenses by nature

	2022	2021	2020
Educational content material	(225,707)	(118,812)	(122,401)
Operations personnel	(58,922)	(39,358)	(24,731)
Inventory reserves	(40,671)	(26,778)	(7,453)
Freight	(48,116)	(24,831)	(16,452)
Depreciation and amortization	(114,133)	(55,873)	(35,007)
Other	(12,977)	(28,755)	(15,086)
Cost of sales	(500,526)	(294,407)	(221,130)

Sales personnel	(263,954)	(210,055)	(167,300)
Depreciation and amortization	(102,645)	(99,459)	(77,343)
Sales & marketing	(92,881)	(46,795)	(24,104)
Customer support	(179,219)	(89,200)	(53,893)
Allowance for expected credit losses	2,247	(26,610)	(34,684)
Real estate rentals	(541)	(820)	(965)
Other	(28,021)	(23,359)	(13,980)
Selling expenses	(665,014)	(496,298)	(372,269)

Corporate personnel	(104,511)	(96,626)	(74,437)
Third party services	(77,820)	(78,530)	(80,254)
Real estate rentals	(2,166)	(1,802)	(1,623)
Travel expenses	(5,586)	(1,541)	(2,233)
Tax expenses	(6,782)	(7,324)	(7,341)
Software licenses	(9,989)	(7,411)	(5,909)
Share-based compensation plan	(58,328)	(88,198)	(69,846)
Depreciation and amortization	(60,680)	(39,553)	(15,105)
Other	(12,400)	(7,658)	(13,810)
General and administrative expenses	(338,262)	(328,643)	(270,558)

Total	(1,503,802)	(1,119,348)	(863,957)